Document	Dec. 31, 2020	Apr. 24, 2020
Entity Information [Line Items]
Document Type		8-K
Document Period End Date		Apr. 24, 2020
Entity Registrant Name		BANK OF HAWAII CORP
Entity Incorporation, State or Country Code		DE
Entity File Number		1-6887
Entity Tax Identification Number		99-0148992
Entity Address, Address Line One		130 Merchant Street
Entity Address, City or Town		Honolulu
Entity Address, State or Province		HI
Entity Address, Postal Zip Code		96813
City Area Code		(888)
Local Phone Number		643-3888
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0000046195
Current Fiscal Year End Date	--12-31
NEW YORK STOCK EXCHANGE, INC. [Member]
Entity Information [Line Items]
Title of 12(b) Security		Common Stock
Trading Symbol		BOH
Security Exchange Name		NYSE